UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hanson McClain Advisors

Address:   3620 Fair Oaks Blvd.
           Suite 300
           Sacramento, CA 95864


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Watson-Schroer
Title:  Chief Compliance Officer
Phone:  (800) 482-2196

Signature,  Place,  and  Date  of  Signing:

/s/ Rebecca Watson-Schroer         Sacramento, CA                     4/5/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total:  $179,290,209.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------ -------------- --------- ----------- ----------------- ---------- -------- --------------------
                                                                          SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP      VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------------ -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ --------
ADVANCED CELL  TECHNOLOGY INC        SHS            00752K105           1    20000 SH       SOLE                   0      0    20000
AGILENT TECH INC                     SHS            00846U101      82,094 1994.383 SH       SOLE                   0      0 1994.383
AMERIC INT GR FRAC 100,000THS WTS    WTS            ACG874152           0    45985 SH       SOLE                   0      0    45985
EXP 01/19/2021
AMGEN INC                            SHS            31162100      219,039 2140.931 SH       SOLE                   0      0 2140.931
APPLE INC COM                        COM            37833100    1,617,469 3733.831 SH       SOLE                   0      0 3733.831
AT&T INC COM                         COM            00206R102   2,856,346 77108.16 SH       SOLE                   0      0 77108.16
BANK OF AMERICA CORP COM             COM            60505104      490,522 40348.35 SH       SOLE                   0      0 40348.35
BERKSHIRE HATHAWAY INC DEL CL B      CL B NEW       84670702      736,737     7089 SH       SOLE                   0      0     7089
BERKSHIRE HATHAWAY INC DEL CONV CL   CL A COM       84670108      622,040        4 SH       SOLE                   0      0        4
A COM
BP PLC SPONS ADR                     SHS            55622104      205,171     4857 SH       SOLE                   0      0     4857
CEL-SCI CORP COM NEW                 COM            150837409       7,127    30200 SH       SOLE                   0      0    30200
CENVEO INC COM                       COM            15670S105      54,849    25511 SH       SOLE                   0      0    25511
CHEVRON CORP NEW                     COM            166764100   1,655,995 13876.36 SH       SOLE                   0      0 13876.36
CHUBB CORP                           COM            171232101     210,864 2412.637 SH       SOLE                   0      0 2412.637
COCA COLA CO COM                     COM            191216100     717,771 17747.02 SH       SOLE                   0      0 17747.02
COMCAST CORP COM CL A                COM            20030N101     204,951  4934.99 SH       SOLE                   0      0  4934.99
COPPER KING MNG CORP                 SHS            21750M109           0   500000 SH       SOLE                   0      0   500000
COSTCO WHOLESALE CORPORATION COM     COM            22160K105     253,771 2394.765 SH       SOLE                   0      0 2394.765
EDISON INTERNATIONAL COM             COM            281020107     466,869 9272.348 SH       SOLE                   0      0 9272.348
ENBRIDGE ENERGY                      SHS            CKC50X106           0    66095 SH       SOLE                   0      0    66095
EXXON MOBIL CORPORATION COM          COM            30231G102   1,353,369 14942.02 SH       SOLE                   0      0 14942.02
EYE CARE INTL INC                    SHS            301942108           0    25000 SH       SOLE                   0      0    25000
FIRST TRUST MORNINGSTAR DIVIDEND     ETF            336917109   6,193,128 300306.6 SH       SOLE                   0      0 300306.6
LEADERS INDEX FUND
FORD MOTOR COM                       COM            345370860     356,023 27578.34 SH       SOLE                   0      0 27578.34
FORELAND CORP                        SHS            345458301           0    10000 SH       SOLE                   0      0    10000
FRANKLIN RES INC COM                 COM            354613101     547,139     3628 SH       SOLE                   0      0     3628
GENERAL ELECTRIC CO COM              COM            369604103     756,666 32763.84 SH       SOLE                   0      0 32763.84
HEWLETT PACKARD CO COM               COM            428236103     511,798 21861.71 SH       SOLE                   0      0 21861.71
HOME DEPOT INC COM                   COM            437076102     392,016   5620.2 SH       SOLE                   0      0   5620.2
IMAGING3 INC                         SHS            45248F103         220   110000 SH       SOLE                   0      0   110000
INTEL CORP COM                       COM            458140100   2,526,937 117120.5 SH       SOLE                   0      0 117120.5
INTL BUSINESS MACHINES COM           COM            459200101   1,395,641 6564.975 SH       SOLE                   0      0 6564.975
ISHARES DOW JONES INTL SELECT DIV    ETF            464288448   2,718,894 79815.71 SH       SOLE                   0      0 79815.71
IND
ISHARES SELECT DIVIDEND INDEX FUND   ETF            464287168   2,160,767 34180.35 SH       SOLE                   0      0 34180.35
JOHNSON & JOHNSON COM                COM            478160104     595,444 7274.639 SH       SOLE                   0      0 7274.639
KINDER MORGAN MGMT                   SHS            EKE55U103           0   860679 SH       SOLE                   0      0   860679
MARRIOTT INTERNATIONAL INC           SHS            FHB903208           0    34441 SH       SOLE                   0      0    34441
FRACTIONAL
MEDTRONIC INC                        SHS            585055106     313,093 6690.027 SH       SOLE                   0      0 6690.027
MICROSOFT CORP COM                   COM            594918104     639,650 22358.18 SH       SOLE                   0      0 22358.18
ORACLE CORP COM                      COM            68389X105     308,959 9536.586 SH       SOLE                   0      0 9536.586
PACIFIC GAS & ELEC CO COM            COM            69331C108     498,671 11164.65 SH       SOLE                   0      0 11164.65
PAC-WEST TELECOM INC                 SHS            69371Y101           0    36400 SH       SOLE                   0      0    36400
PEPSICO INC COM                      COM            713448108     420,251 5312.707 SH       SOLE                   0      0 5312.707
PHILIP MORRIS INTL COM               COM            718172109     217,836 2348.139 SH       SOLE                   0      0 2348.139
PIMCO TOTAL RETURN ETF               ETF            72201R775     349,213     3181 SH       SOLE                   0      0     3181
POWERSHARES QQQ                      SHS            73935A104     444,120 6444.879 SH       SOLE                   0      0 6444.879
PROCTER GAMBLE CO COM                COM            742718109     548,826 7071.373 SH       SOLE                   0      0 7071.373
PUTNAM PREMIER INCOME TR SH BEN INT  SHS            746853100      82,834    14952 SH       SOLE                   0      0    14952
ROYAL DUTCH SHELL PLC ADR CLASS A    SHS            780259206     233,442     3588 SH       SOLE                   0      0     3588
SIERRA VISTA BK                      SHS            82651B105      22,800    10000 SH       SOLE                   0      0    10000
SOUTHERN CO COM                      COM            842587107     503,768 10777.69 SH       SOLE                   0      0 10777.69
SPDR DOW JONES INDUSTRIAL AVE ETF    ETF            78467X109     284,879 1959.961 SH       SOLE                   0      0 1959.961
TRUST
SPDR GOLD TR GOLD SHS ETF            ETF            78463V107   1,459,147     9436 SH       SOLE                   0      0     9436
SPDR TR S&P 500 ETF TRUST            ETF            78462F103     783,139 5017.626 SH       SOLE                   0      0 5017.626

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------ -------------- --------- ----------- ----------------- ---------- -------- --------------------
                                                                          SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP      VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------------ -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ --------
STANDARD PACIFIC CORP CM             COM            85375C101     188,352    21800 SH       SOLE                   0      0    21800
UNILEVER PLC ADR                     COM            904767704     271,476     6427 SH       SOLE                   0      0     6427
UNIVERSAL EXPRESS                    SHS            91349P103           0   300000 SH       SOLE                   0      0   300000
VANGUARD CRSP US LARGE CAP INDEX     ETF            922908637   2,717,451 37982.08 SH       SOLE                   0      0 37982.08
VANGUARD EMERGING MARKETS ETF        ETF            922042858  14,552,791 341339.7 SH       SOLE                   0      0 341339.7
VANGUARD GROWTH ETF MSCI US PRIME    ETF            922908736     286,368 3710.945 SH       SOLE                   0      0 3710.945
MKT
VANGUARD SMALL CAP VALUE ETF         ETF            922908611     247,803 3038.216 SH       SOLE                   0      0 3038.216
VANGUARD TOTAL STOCK MARKET ETF      ETF            922908769 121,799,362  1510284 SH       SOLE                   0      0  1510284
VERIZON COMMUNICATIONS COM           COM            92343V104     472,869 9609.975 SH       SOLE                   0      0 9609.975
VODAFONE GROUP PLC ADR               COM            92857W209     790,735 27881.05 SH       SOLE                   0      0 27881.05
WAL-MART STORES COM                  COM            931142103     178,131 2371.376 SH       SOLE                   0      0 2371.376
WALT DISNEY CO COM                   COM            254687106     240,990 4247.702 SH       SOLE                   0      0 4247.702
WELLS FARGO COMPANY COM              COM            949746101     316,718 8571.668 SH       SOLE                   0      0 8571.668
WISDOMTREE EMG MK SM CAP DV FUND     ETF            97717W281     206,877 4016.108 SH       SOLE                   0      0 4016.108